Business Changes and Developments (Details 2) (USD $)								12 Months Ended
	Sep. 25, 2008	May 31, 2008 Share Exchange Transaction [Member] Bear Stearns [Member]	May 31, 2008 Share Cash Purchase Transaction [Member] Bear Stearns [Member]	May 31, 2008 Other Acquireee Shares [Member] Bear Stearns [Member]	May 31, 2008 Bear Stearns [Member] Trading assets [Member]	May 31, 2008 Bear Stearns [Member] Premises and equipment [Member]	May 31, 2008 Bear Stearns [Member] Other assets [Member]	Dec. 31, 2008 Bear Stearns [Member]	May 31, 2008 Bear Stearns [Member]	May 31, 2008 Bear Stearns [Member] Other Liabilities [Member]	May 31, 2008 Bear Stearns [Member] Long-term Debt [Member]
Purchase price
Bear Stearns stock outstanding		95,000,000		145,759,000					240,759,000
Cancellation of shares		(95,000,000)	(24,061,000)
Bear Stearns common stock exchanged as of May 30, 2008		121,698,000
Exchange ratio									0.21753
JPMorgan Chase common stock newly issued in acquisition of Bear Stearns								26,473,000
Average purchase price per JPMorgan Chase common share(a)									$ 45.26
Total fair value of JPMorgan Chase common stock issued									1,198,000,000
Business Acquisition, Cost of Acquired Entity, Cash Paid									298,000,000
Fair value of employee stock awards (largely to be settled by shares held in the RSU Trust(b))									242,000,000
Direct acquisition costs									27,000,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Shares									(269,000,000)
Total purchase price									1,496,000,000
Net assets acquired
Bear Stearns common stockholders equity	39,186,000,000								6,052,000
Adjustments to reflect assets acquired at fair value:
Adjustments					(3,877,000)	509,000	(288,000)
Adjustments to reflect liabilities assumed at fair value:
Adjustments										(2,289,000,000)	504,000,000
Fair value of net assets acquired excluding goodwill									611,000,000
Goodwill resulting from the merger									$ 885,000,000